Business and Geographic Segment Information - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Revenue derived from largest customer, percentage	4.00%	4.00%	4.00%	4.00%	4.00%
Largest customers accounted revenue in percentage	26.00%	27.00%	27.00%	27.00%	24.00%